Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Aug. 29, 2013	May 30, 2013	Feb. 28, 2013	Nov. 29, 2012	Aug. 30, 2012	May 31, 2012	Mar. 01, 2012	Dec. 01, 2011	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Earnings Per Share Reconciliation [Abstract]
Net income (loss) available to Micron shareholders - Basic and Diluted	$ 1,708	$ 43	$ (286)	$ (275)	$ (243)	$ (320)	$ (282)	$ (187)	$ 1,190	$ (1,032)	$ 167
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted-average common shares outstanding - Basic (in shares)									1,021.7	991.2	988.0
Net effect of dilutive equity awards, escrow shares and assumed conversion of debt (in shares)									34.6	0	19.5
Weighted-average common shares outstanding - Diluted (in shares)									1,056.3	991.2	1,007.5
Earnings Per Share, Basic [Abstract]
Basic (in dollars per share)	$ 1.65	$ 0.04	$ (0.28)	$ (0.27)	$ (0.24)	$ (0.32)	$ (0.29)	$ (0.19)	$ 1.16	$ (1.04)	$ 0.17
Earnings Per Share, Diluted [Abstract]
Diluted (in dollars per share)	$ 1.51	$ 0.04	$ (0.28)	$ (0.27)	$ (0.24)	$ (0.32)	$ (0.29)	$ (0.19)	$ 1.13	$ (1.04)	$ 0.17
Convertible Senior Notes Due 2014, 2027, 2031,2032 and 2033 [Member]
Weighted Average Number Diluted Shares Outstanding Adjustment [Abstract]
Shares considered in diluted earnings per share under the treasure stock method (in shares)									279.8